Annual Total Returns - Fidelity Freedom Index 2045 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2045 Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(2.76%)
Annual Return 2012	13.20%
Annual Return 2013	19.12%
Annual Return 2014	6.60%
Annual Return 2015	(1.55%)
Annual Return 2016	9.41%
Annual Return 2017	20.58%
Annual Return 2018	(7.21%)
Annual Return 2019	26.05%
Annual Return 2020	16.42%